Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation

15.  Share-based Compensation

In December 2014, the board of directors of the Company adopted the Company’s 2015 Equity Incentive Plan (“the 2015 Plan”) and reserved 31,918,690 ordinary shares for issuance under the Plan to grant share-based awards, including restricted shares and share options, to its service providers, defined as the Company’s global employees, directors and external consultants. In July 2020, the 2015 Plan was modified to allow the Company with the intentions of i) providing for the award of restricted stock units (“RSUs”) under the Plan and ii) amending the exercise price of certain outstanding share options held by certain optionees located outside of the U.S. to purchase ordinary shares of the Company (the “Share Option Repricing”), and the number of ordinary shares reserved for the 2015 Plan was modified to 60,778,005 (adjusted in accordance with the Share Split). As of December 31, 2020, the Company had not granted any RSUs to anyone yet, neither had the Company entered any repricing agreement with the optionee under the 2015 Plan yet. As of December 31, 2020, the Company had not granted any restricted shares to anyone yet, except that the part of the ordinary shares issued to the Registered Shareholders with restricted conditions from December 2014 to 2018 was considered as shared based compensation, which was recorded as expenses before the periods presented and in the opening balance of accumulated losses of the Group.

Since adoption of the 2015 Plan, the Company granted options to its global employees, director and external consultants. All options granted have a contractual term of ten years from the grant date, and the vest over a period of four years of continuous service, 50% of the shares subject to the option shall vest on the second anniversary of the vesting commencement date, and the remaining of the shares subject to the option shall vest in equal annual instalments over the following two years thereafter on the same day of the month as the vesting commencement date (and if there is no corresponding day, on the last day of the month), subject to the grantee continuing to be a service provider through each such date. The share options granted to PRC employee grantee shall become fully vested under the same service conditions and vesting schedule and, to the extent permissible under applicable law, exercisable upon the occurrence of a Change in Control (as defined in the 2015 Plan).

The Company accounted for the share-based compensation costs on a straight-line bases over the requisite service period for the award based on the fair value on their respectively grant date.

In January 2021, the Company entered into agreements with certain optionees under the 2015 Plan to amend the exercise price of certain outstanding share options held by these optionees located outside of the U.S. to purchase ordinary shares of the Company. As a result of this share option repricing, the Company recorded incremental share-based compensation expense of US$1,646, US$728 and US$147 in its consolidated financial statements for the year ended December 31, 2022, 2023 and 2024.

On February 21, 2021, the 2015 Plan was amended to increase the number of ordinary shares available and reserved for issuance under the 2015 Plan to 76,778,005 ordinary shares, which was approved by the board of directors of the Company and the shareholders of the Company.

On February 25, 2021, the board of directors of the Company approved further amendment to the 2015 Plan, which provides that starting on January 1, 2022, on the first day of each fiscal year thereafter, the total number of shares available for issuance under the 2015 Plan was increased by an amount equal to the least of (i) 2% of the aggregate number of shares of all classes of ordinary shares of the Company’s issued and outstanding on the last day of the immediately preceding fiscal year and (ii) such number of shares as determined by the board of directors.

The Company granted 2,765,000, nil, and nil new share options with four - year requisite service period to its employees and nonemployees for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, 51,672,005 and 46,274,612 options were outstanding under the 2015 plan.

Staring from June 2021, the Company granted RSUs under the 2015 Plan. The Company granted 10,205,500 RSUs, 1,181,000 RSUs and 250,000 RSUs with three-to-four-year requisite service period to its employees and nonemployees for year ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, 9,323,125 RSUs and 5,810,000 RSUs were outstanding under the 2015 Plan.

On June 20, 2024, the Company terminated the 2015 Plan and adopted the 2024 Global Share Incentive Plan (the “2024 Share Scheme”) in accordance with the resolution approved at the Annual General Meeting. Under the 2024 Share Scheme, the Company is allowed to grant share-based awards of the Group to its eligible person and service provider, whom the board considers having contributed or will contribute to the Company. The maximum number of shares of the Company available for issuance pursuant to all awards under the 2024 Share Scheme shall not exceed 57,459,259. All options granted have a contractual term of ten years from the grant date and the vesting period shall generally not be less than 12 months. As of December 31, 2024, 160,000 RSUs were outstanding under the 2024 Share Scheme.

On August 26, 2024, the board of directors of the Company approved that for all outstanding options, including those are granted but not vested, and those vested but not exercised under the 2015 Plan to the grantees, the exercise price was changed to US$0.00005 per share, effective on September 12, 2024 (the “Share Option Repricing”). As a result of the Share Option Repricing, the Company recorded incremental share-based compensation expenses of US$9.7 million in its consolidated financial statements for the year ended December 31, 2024 and estimated approximately US$0.3 million to be amortized over the remaining requisite service period for the optionees till year ended December 31, 2026.

Share Options

The following table sets forth the share options activity for the years ended December 31, 2022, 2023 and 2024:

		Weighted	Weighted	Weighted
		average	average	average
		exercise	grant date	remaining	Aggregate
	Number of	price per	fair value per	contractual	intrinsic
	shares	share	share	term	value
					US$
Outstanding as of December 31, 2021	59,961,539	0.17	4.40	6.95	364,287
Granted	2,765,000	0.20	3.27
Exercised	(4,502,326)	0.20	2.09
Forfeited	(1,950,000)	0.47	7.69
Outstanding as of December 31, 2022	56,274,213	0.16	4.42	6.04	98,287
Granted	—	—	—
Exercised	(3,770,958)	0.31	3.54
Forfeited	(831,250)	0.36	7.16
Outstanding as of December 31, 2023	51,672,005	0.15	4.44	4.95	105,285
Granted	—	—	—
Exercised	(5,279,893)	0.01	4.85
Forfeited	(117,500)	0.14	6.45
Outstanding as of December 31, 2024	46,274,612	0.00	4.39	3.87	70,995

The aggregate intrinsic value as of December 31, 2022, 2023, 2024 are US$107,484, US$118,846 and US$82,832, respectively.

The Group uses the Binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options grants and repricing were as follow:

	As of December 31,
	2022	2023	2024
Exercise price (US Dollar)	0.2	N/A	0.00005
Exercise multiple	2.2~2.8	N/A	2.2~2.8
Risk-free interest rate	1.92%~3.22%	N/A	3.47%~4.74%
Expected term (in years)	10	N/A	10
Expected dividend yield	—	N/A	—
Expected volatility	55.68%~55.78%	N/A	48.67%~90.35%
Expected forfeiture rate (post-vesting)	5.83%~7.70%	N/A	0.00%~50.00%
Fair value of the underlying shares on the date of options grants (US Dollar)	2.24~5.46	N/A	1.32
Fair value of share option (US Dollar)	2.05~5.27	N/A	1.32

As of December 31, 2023 and 2024, there were US$65,970 and US$16,364 of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average vesting period of 0.56 years and 0.15 year, respectively.

Restricted Share Units:

The following table sets forth the service based RSUs activity for the year ended December 31, 2022, 2023 and 2024:

		Weighted average grant
	Number of shares	date fair value per share
Outstanding as of December 31, 2021	3,050,000	8.80
Granted	10,205,500	2.58
Vested	(346,000)	6.68
Forfeited	(1,270,750)	7.80
Outstanding as of December 31, 2022	11,638,750	3.51
Granted	1,181,000	1.79
Vested	(2,276,875)	4.76
Forfeited	(1,219,750)	4.34
Outstanding as of December 31, 2023	9,323,125	2.88
Granted	250,000	1.64
Vested	(2,953,500)	3.15
Forfeited	(649,625)	3.44
Outstanding as of December 31, 2024	5,970,000	2.64

As of December 31, 2023 and 2024, there were US$20,695 and US$9,931 of unrecognized share-based compensation expenses related to RSUs granted by the Company, which were expected to be recognized over a weighted-average vesting period of 2.61 years and 1.75 years, respectively. The fair value of the RSUs are measured at market price of the Company at the grant date and are held under employee share scheme until such time as they are vested.